Accounting Principles (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Principles
Schedule of financial assets and liabilities measured at fair value

The table below presents the financial assets and liabilities of the Company measured at fair value at December 31, 2024:

At December 31, 2024 (in thousands of euros)	Level 1	Level 2	Level 3
Financial assets at fair value through profit or loss
Derivatives instruments assets	—	—	—
Term deposits	—	—	—
Total assets	—	—	—
Financial liabilities at fair value through profit or loss
Long-term financial debt - derivatives	—	—	24,315
Short‑term financial debt – derivatives	—	—	73,400
Total liabilities	—	—	97,715

See Note 13.3. – Long term derivatives and 13.4. – Short term derivatives.

The table below presents the financial assets and liabilities of the Company measured at fair value at December 31, 2023:

At December 31, 2023 (in thousands of euros)	Level 1	Level 2	Level 3
Financial assets at fair value through profit or loss
Derivatives instruments assets	—	—	—
Term deposits	—	—	—
Total assets	—	—	—
Financial liabilities at fair value through profit or loss
Long-term financial debt – derivatives	—	—	10,265
Total liabilities	—	—	10,265

The table below presents the financial assets and liabilities of the Company measured at fair value at December 31, 2022:

At December 31, 2022 (in thousands of euros)	Level 1	Level 2	Level 3
Financial assets at fair value through profit or loss
Derivatives instruments assets	—	—	—
Term deposits	—	—	—
Total assets	—	—	—
Financial liabilities at fair value through profit or loss
Long-term financial debt – derivatives	—	—	9,876
Total liabilities	—	—	9,876

Summary of entity's geographical split

	As of December 31,
(in thousands of euros)	2022	2023	2024
France	568	541	48
USA	—	—	—
China	—	—	—
Intangible assets	568	541	48
France	6,324	8,402	3,664
USA	1,062	724	323
China	—	—	1,018
Property, plant and equipment	7,386	9,125	5,005
France	1,603	9,958	1,047
USA	65	96	—
China	—	—	—
Other non-current assets	1,668	10,055	1,047

	As of December 31,
(in thousands of euros)	2022	2023	2024
France	127	118	69
USA	(2)	—	—
China	12,054	4,610	9,129
Japan	—	12,750	—
Revenue	12,179	17,477	9,198